Commitments And Contingent Liabilities (Accrued Liability For Environmental Remediation Classified In The Balance Sheet) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loss Contingencies [Line Items]
Environmental remediation liability	$ 110	$ 115	$ 116	$ 123
Accrued Liabilities [Member]
Loss Contingencies [Line Items]
Environmental remediation liability	35	29
Other Deferred Credits And Liabilities [Member]
Loss Contingencies [Line Items]
Environmental remediation liability	$ 75	$ 86